Commitments and Contingencies - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of period	$ 9,133	$ 8,181
Liabilities incurred	586	592
Liabilities assumed in acquisitions	438	21
Liabilities associated with disposed assets (1)	(585)
Liabilities settled	(546)	(549)
Accretion expense	697	888
Balance at end of period	$ 9,723	$ 9,133